1

Wilmington Broad Market Bond Fund

PORTFOLIO OF INVESTMENTS

January 31, 2022 (unaudited)

Description	Par Value	Value

ADJUSTABLE RATE MORTGAGE – 0.0%**

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) –0.0%**

Pool 612514, (12 Month USD LIBOR + 1.72%, Cap 8.96%, Floor 1.72%), 1.97%, 05/01/33Δ	$7,423	$7,668

TOTAL ADJUSTABLE RATE MORTGAGE (COST $7,413)		$7,668

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.1%

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.1%

Series 2005-29, Class WC, 4.75%, 04/25/35	9,028	9,656

Series 2012-114, Class VM, 3.50%, 10/25/25	542,739	544,562

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$554,218

WHOLE LOAN – 0.0%**

Banc of America Mortgage Securities, Inc., Series 2004-A, Class 2A1, 2.56%, 02/25/34Δ	28,911	28,218

CHL Mortgage Pass-Through Trust, Series 2004-8, Class 2A1, 4.50%, 06/01/22	4,750	4,761

IndyMac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 2.91%, 11/25/35Δ	16,765	16,087

TOTAL WHOLE LOAN		$49,066

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $665,409)		$603,284

CORPORATE BONDS – 49.2%

AEROSPACE & DEFENSE – 2.3%

Boeing Co. (The), Sr. Unsecured 1.17%, 02/04/23	250,000	249,788
1.95%, 02/01/24	3,050,000	3,060,808
1.43%, 02/04/24	2,500,000	2,478,209
2.75%, 02/01/26	2,000,000	2,021,877
3.20%, 03/01/29	150,000	150,694

L3Harris Technologies, Inc., Sr. Unsecured, 2.90%, 12/15/29	835,000	842,061

Northrop Grumman Corp., Sr. Unsecured 2.93%, 01/15/25	1,000,000	1,029,448
4.03%, 10/15/47	1,765,000	1,955,069

Raytheon Technologies Corp., Sr. Unsecured, 3.50%, 03/15/27	1,600,000	1,689,972

TOTAL AEROSPACE & DEFENSE		$13,477,926

AUTOMOTIVE – 2.7%

Daimler Finance North America LLC, Company Guaranteed, 0.75%, 03/01/24Ω	3,000,000	2,943,990

Ford Motor Credit Co. LLC, Sr. Unsecured 4.25%, 09/20/22	450,000	456,450
3.37%, 11/17/23	1,000,000	1,007,796

Description	Par Value	Value

5.58%, 03/18/24	$1,250,000	$1,310,929
5.13%, 06/16/25	1,500,000	1,578,698
2.90%, 02/16/28	250,000	238,665

General Motors Co., Sr. Unsecured
5.40%, 10/02/23	335,000	355,062
6.25%, 10/02/43	1,000,000	1,279,592

General Motors Financial Co., Inc., Sr. Unsecured
1.05%, 03/08/24	100,000	98,387
2.90%, 02/26/25	230,000	234,738
1.25%, 01/08/26	1,000,000	957,062
1.50%, 06/10/26	3,000,000	2,880,123

PACCAR Financial Corp., Sr. Unsecured, MTN, 2.65%, 05/10/22	3,045,000	3,063,587

TOTAL AUTOMOTIVE		$16,405,079

BEVERAGES – 0.7%

Anheuser-Busch Cos., LLC, Company Guaranteed, 4.90%, 02/01/46	1,125,000	1,325,332

Keurig Dr. Pepper, Inc., Company Guaranteed 0.75%, 03/15/24	1,490,000	1,458,165
3.20%, 05/01/30	775,000	798,331
5.09%, 05/25/48	700,000	867,399

TOTAL BEVERAGES		$4,449,227

BIOTECHNOLOGY – 0.0%**

Amgen, Inc., Sr. Unsecured, 2.25%, 08/19/23	225,000	227,797

BUILDING PRODUCTS – 0.6%

Carrier Global Corp., Sr. Unsecured 2.24%, 02/15/25	3,000,000	3,027,118
2.49%, 02/15/27	250,000	252,535

Johnson Controls International PLC, Sr. Unsecured 3.63%, 07/02/24ÿ	373,000	389,356
4.63%, 07/02/44	100,000	116,860

TOTAL BUILDING PRODUCTS		$3,785,869

CAPITAL MARKETS – 2.8%

Bank of America Corp., Sr. Unsecured, MTN, (SOFR + 1.15%), 1.32%, 06/19/26Δ	250,000	242,350

Bank of New York Mellon Corp. (The), Subordinated, MTN, 3.00%, 10/30/28	775,000	800,247

Credit Suisse AG, Sr. Unsecured, 0.50%, 02/02/24	3,000,000	2,934,183

Goldman Sachs Group, Inc. (The), Sr. Unsecured
(3 Month USD LIBOR + 1.20%), 3.27%, 09/29/25Δ	1,010,000	1,040,800

January 31, 2022 (unaudited)

2	PORTFOLIO OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

(3 Month USD LIBOR + 1.51%), 3.69%, 06/05/28Δ	$2,080,000	$2,181,602
(SOFR + 1.25%), 2.38%, 07/21/32Δ	1,115,000	1,057,643

Morgan Stanley, Sr. Unsecured
(SOFR + 0.62%), 0.73%, 04/05/24Δ	2,250,000	2,233,252
(SOFR + 0.72%), 0.99%, 12/10/26Δ	175,000	166,404

Morgan Stanley, Sr. Unsecured, MTN
(SOFR + 0.46%), 0.53%, 01/25/24Δ	3,000,000	2,975,009
3.13%, 07/27/26	340,000	351,641
(SOFR + 3.12%), 3.62%, 04/01/31Δ	890,000	941,991

Morgan Stanley, Subordinated, GMTN, 4.35%, 09/08/26	505,000	546,334

TD Ameritrade Holding Corp., Sr. Unsecured, 2.95%, 04/01/22	1,097,000	1,099,819

Toronto-Dominion Bank (The), Sr. Unsecured, GMTN, 3.25%, 03/11/24	275,000	284,715

TOTAL CAPITAL MARKETS		$16,855,990

CHEMICALS – 0.6%

Nutrien Ltd., Sr. Unsecured, 1.90%, 05/13/23	2,000,000	2,010,588

Sherwin-Williams Co. (The), Sr. Unsecured, 2.20%, 03/15/32	1,480,000	1,411,215

TOTAL CHEMICALS		$3,421,803

COMMERCIAL SERVICES & SUPPLIES – 0.7%

Global Payments, Inc., Sr. Unsecured 3.75%, 06/01/23	2,570,000	2,628,678
2.65%, 02/15/25	275,000	277,968
2.90%, 05/15/30	1,000,000	983,155

TOTAL COMMERCIAL SERVICES & SUPPLIES		$3,889,801

COMPUTERS – 0.6%

Apple, Inc., Sr. Unsecured, 0.70%, 02/08/26	110,000	105,521

Hewlett Packard Enterprise Co., Sr. Unsecured 2.25%, 04/01/23	3,000,000	3,028,392
1.45%, 04/01/24	150,000	148,894

TOTAL COMPUTERS		$3,282,807

DIVERSIFIED FINANCIAL SERVICES – 6.6%

American Express Co., Sr. Unsecured, 3.13%, 05/20/26	150,000	156,062

Bank of America Corp., Sr. Unsecured, MTN 3.25%, 10/21/27	1,095,000	1,135,741
(SOFR + 1.88%), 2.83%, 10/24/51Δ	250,000	229,037

Bank of America Corp., Subordinated, MTN, 4.25%, 10/22/26	1,000,000	1,080,255

Capital One Financial Corp., Sr. Unsecured
(3 Month USD LIBOR + 0.95%), 1.15%, 03/09/22Δ	250,000	250,015
2.60%, 05/11/23	1,470,000	1,491,075
3.90%, 01/29/24	250,000	260,114

Citigroup, Inc., Sr. Unsecured
(3 Month USD LIBOR + 0.95%), 2.88%, 07/24/23Δ	2,060,000	2,077,570

(SOFR + 0.77%), 1.12%, 01/28/27Δ	2,750,000	2,618,835

Citigroup, Inc., Subordinated, 4.13%, 07/25/28	1,900,000	2,031,323

Description	Par Value	Value

Fifth Third Bancorp, Sr. Unsecured 3.50%, 03/15/22	$1,250,000	$1,250,030
2.55%, 05/05/27	780,000	789,654

Fifth Third Bancorp, Subordinated, 4.30%, 01/16/24	780,000	817,096

FMR LLC, Sr. Unsecured, 6.45%, 11/15/39Ω	1,000,000	1,394,217

Huntington Bancshares, Inc., Sr. Unsecured, 2.63%, 08/06/24	4,325,000	4,401,594

Huntington Bancshares, Inc., Subordinated, 4.35%, 02/04/23	150,000	154,229

JPMorgan Chase & Co., Series W, Jr. Subordinated, (3 Month USD LIBOR + 1.00%), 1.16%, 05/15/47Δ	1,000,000	866,573

JPMorgan Chase & Co., Sr. Unsecured,
(SOFR + 1.59%), 2.01%, 03/13/26Δ	150,000	149,058

KeyBank NA, Sr. Unsecured, BKNT 3.30%, 02/01/22	615,000	614,939
1.25%, 03/10/23	2,000,000	2,000,382

Lloyds Banking Group PLC, Sr. Unsecured, (UST Yield Curve CMT 1 Year + 1.10%), 1.33%, 06/15/23Δ	2,000,000	2,000,443

PNC Bank NA, Subordinated, BKNT 2.95%, 01/30/23	350,000	356,283
2.70%, 10/22/29	1,125,000	1,130,586

PNC Financial Services Group, Inc. (The), Sr. Unsecured, 3.45%, 04/23/29	100,000	106,218

PNC Financial Services Group, Inc. (The), Subordinated, 3.90%, 04/29/24	1,700,000	1,782,482

Truist Bank, Sr. Unsecured, BKNT, 3.20%, 04/01/24	175,000	180,992

Truist Bank, Subordinated, BKNT 3.63%, 09/16/25	250,000	263,126
3.80%, 10/30/26	1,000,000	1,068,090
2.25%, 03/11/30	1,850,000	1,796,360

Truist Financial Corp., Sr. Unsecured, MTN, (3 Month USD LIBOR + 0.65%), 0.86%, 04/01/22Δ	2,345,000	2,345,716

U.S. Bancorp, Subordinated, MTN, 2.95%, 07/15/22	2,000,000	2,017,731

Wells Fargo & Co., Sr. Unsecured,
(SOFR + 2.00%), 2.19%, 04/30/26Δ	1,170,000	1,170,803

Wells Fargo & Co., Sr. Unsecured, MTN, (3 Month USD LIBOR + 0.75%), 2.16%, 02/11/26Δ	140,000	140,167

Wells Fargo & Co., Subordinated, MTN, 4.40%, 06/14/46	1,000,000	1,117,760

TOTAL DIVERSIFIED FINANCIAL SERVICES		$39,244,556

ELECTRIC – 3.4%

American Electric Power Co., Inc., Series M, Sr. Unsecured, 0.75%, 11/01/23	1,870,000	1,842,885

Baltimore Gas and Electric Co., Sr. Unsecured, 3.50%, 08/15/46	1,550,000	1,581,804

Commonwealth Edison Co., 1st Mortgage, 3.80%, 10/01/42	1,000,000	1,072,593

January 31, 2022 (unaudited)

PORTFOLIO OF INVESTMENTS	3

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

Dominion Energy, Inc., Series A, Sr. Unsecured, 1.45%, 04/15/26	$1,950,000	$1,892,965

DTE Energy Co., Series H, Sr. Unsecured, 0.55%, 11/01/22	1,500,000	1,496,741

Entergy Arkansas LLC, 1st Mortgage, 4.95%, 12/15/44	1,000,000	1,077,572

Entergy Corp., Sr. Unsecured, 0.90%, 09/15/25	1,000,000	955,020

Entergy Louisiana LLC, 1st Mortgage, 2.90%, 03/15/51	1,000,000	913,306

Exelon Corp., Sr. Unsecured, 4.70%, 04/15/50	2,000,000	2,377,710

FirstEnergy Corp., Series A, Sr. Unsecured, 1.60%, 01/15/26	1,250,000	1,188,549

FirstEnergy Corp., Series B, Sr. Unsecured, 4.15%, 07/15/27	800,000	818,424

NextEra Energy Capital Holdings, Inc., Company Guaranteed, 0.65%, 03/01/23	2,305,000	2,290,606

Southern Co. (The), Series 21-B, Sr. Unsecured, 1.75%, 03/15/28	40,000	37,869

System Energy Resources, Inc., 1st Mortgage, 4.10%, 04/01/23	500,000	510,673

Union Electric Co., 1st Mortgage, 3.50%, 03/15/29	220,000	233,690

WEC Energy Group, Inc., Sr. Unsecured 1.38%, 10/15/27	750,000	711,249
1.80%, 10/15/30	1,150,000	1,059,960

TOTAL ELECTRIC		$20,061,616

ELECTRONICS – 0.0%**

Honeywell International, Inc., Sr. Unsecured, 0.48%, 08/19/22	33,000	32,978

FOOD & STAPLES RETAILING – 2.8%

Campbell Soup Co., Sr. Unsecured 3.65%, 03/15/23	3,000,000	3,081,532
3.30%, 03/19/25	2,050,000	2,127,812

Conagra Brands, Inc., Sr. Unsecured 1.38%, 11/01/27	200,000	186,108
5.40%, 11/01/48	665,000	833,765

Kroger Co. (The), Sr. Unsecured 2.80%, 08/01/22	2,060,000	2,078,157
5.40%, 01/15/49	1,640,000	2,131,645
3.95%, 01/15/50	1,000,000	1,074,131

McCormick & Co., Inc., Sr. Unsecured, 0.90%, 02/15/26	3,050,000	2,901,003

Mondelez International Holdings Netherlands BV, Company Guaranteed, 0.75%, 09/24/24Ω	860,000	835,553

Mondelez International, Inc., Sr. Unsecured, 0.63%, 07/01/22	1,250,000	1,249,250

TOTAL FOOD & STAPLES RETAILING		$16,498,956

GAS – 0.2%

Southern Co. Gas Capital Corp., Company Guaranteed, 3.95%, 10/01/46	1,425,000	1,482,775

Description	Par Value	Value

HEALTHCARE-PRODUCTS – 0.9%

DH Europe Finance II Sarl, Company Guaranteed, 2.20%, 11/15/24	$2,330,000	$2,356,328

Thermo Fisher Scientific, Inc., Sr. Unsecured, 0.80%, 10/18/23	1,775,000	1,756,310

Zimmer Biomet Holdings, Inc., Sr. Unsecured, 1.45%, 11/22/24	1,480,000	1,460,101

TOTAL HEALTHCARE-PRODUCTS		$5,572,739

HEALTHCARE-SERVICES – 1.4%

Anthem, Inc., Sr. Unsecured, 3.65%, 12/01/27	1,650,000	1,753,619

CommonSpirit Health, Sr. Secured 2.76%, 10/01/24	3,140,000	3,224,334
3.35%, 10/01/29	150,000	156,406

NYU Langone Hospitals, Series 2020, Secured, 3.38%, 07/01/55	1,000,000	1,016,585

UnitedHealth Group, Inc., Sr. Unsecured 2.38%, 10/15/22	300,000	303,443
2.95%, 10/15/27	1,350,000	1,405,489
3.95%, 10/15/42	290,000	318,902

TOTAL HEALTHCARE-SERVICES		$8,178,778

HOME FURNISHINGS – 0.5%

Whirlpool Corp., Sr. Unsecured 4.70%, 06/01/22	1,500,000	1,519,330
4.60%, 05/15/50	1,405,000	1,623,257

TOTAL HOME FURNISHINGS		$3,142,587

HOUSEHOLD PRODUCTS/WARES – 0.2%

Church & Dwight Co., Inc., Sr. Unsecured 2.45%, 08/01/22	225,000	226,559
3.95%, 08/01/47	870,000	968,657

TOTAL HOUSEHOLD PRODUCTS/WARES		$1,195,216

INSURANCE – 2.6%

American International Group, Inc., Sr. Unsecured, 4.20%, 04/01/28	1,000,000	1,096,970

Aon Corp., Company Guaranteed, 2.20%, 11/15/22	3,500,000	3,536,053

Aon PLC, Company Guaranteed, 4.00%, 11/27/23	1,700,000	1,763,813

Berkshire Hathaway Finance Corp., Company Guaranteed, 4.30%, 05/15/43	425,000	488,555

CNA Financial Corp., Sr. Unsecured 7.25%, 11/15/23	200,000	219,452
3.95%, 05/15/24	950,000	991,096

Lincoln National Corp., Sr. Unsecured 4.20%, 03/15/22	1,000,000	1,004,622
3.63%, 12/12/26	1,380,000	1,465,677

Principal Financial Group, Inc., Company Guaranteed, 3.30%, 09/15/22	250,000	253,924

Principal Life Global Funding II, Secured, 1.63%, 11/19/30Ω	250,000	231,712

January 31, 2022 (unaudited)

4	PORTFOLIO OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

W.R. Berkley Corp., Sr. Unsecured
4.63%, 03/15/22	$1,000,000	$1,004,883
4.75%, 08/01/44	1,715,000	2,032,651
4.00%, 05/12/50	1,425,000	1,550,200

TOTAL INSURANCE		$15,639,608

INTERNET – 0.5%

Amazon.com, Inc., Sr. Unsecured
1.20%, 06/03/27	100,000	95,986
2.10%, 05/12/31	2,000,000	1,947,439
3.25%, 05/12/61	1,000,000	994,318

TOTAL INTERNET		$3,037,743

MACHINERY – 0.0%**

Caterpillar Financial Services Corp., Sr. Unsecured, 0.65%, 07/07/23	50,000	49,685

MEDIA – 1.6%

CCO Holdings LLC, Sr. Unsecured, 4.25%, 02/01/31Ω	3,000,000	2,861,250

Comcast Corp., Company Guaranteed, 4.95%, 10/15/58	1,500,000	1,920,183

Discovery Communications LLC, Company Guaranteed
3.95%, 03/20/28	1,000,000	1,055,231
3.63%, 05/15/30#	1,000,000	1,032,155

ViacomCBS, Inc., Sr. Unsecured
4.60%, 01/15/45	1,100,000	1,213,402
4.95%, 05/19/50#	1,185,000	1,405,598

TOTAL MEDIA		$9,487,819

MINING – 0.2%

Barrick Gold Corp., Sr. Unsecured, 5.25%, 04/01/42	1,000,000	1,227,394

MISCELLANEOUS MANUFACTURING – 0.5%

Textron, Inc., Sr. Unsecured
3.88%, 03/01/25	750,000	792,386
2.45%, 03/15/31	2,000,000	1,911,441

TOTAL MISCELLANEOUS MANUFACTURING		$2,703,827

OIL & GAS – 2.5%

Canadian Natural Resources Ltd., Sr. Unsecured, 2.95%, 01/15/23	3,000,000	3,045,880

Marathon Petroleum Corp., Sr. Unsecured, 3.63%, 09/15/24	745,000	773,818

Phillips 66, Company Guaranteed
4.30%, 04/01/22	726,000	730,600
0.90%, 02/15/24	1,065,000	1,052,029
3.85%, 04/09/25	575,000	605,550

Pioneer Natural Resources Co., Sr. Unsecured
0.55%, 05/15/23	1,035,000	1,025,722
1.13%, 01/15/26	1,000,000	958,138
1.90%, 08/15/30	1,940,000	1,792,999
2.15%, 01/15/31	1,000,000	937,618

Valero Energy Corp., Sr. Unsecured
2.15%, 09/15/27	1,800,000	1,763,922
4.00%, 04/01/29	1,580,000	1,676,145

Description	Par Value	Value

4.90%, 03/15/45	$563,000	$629,785

TOTAL OIL & GAS		$14,992,206

PHARMACEUTICALS – 3.2%

AbbVie, Inc., Sr. Unsecured
3.75%, 11/14/23	150,000	155,649
2.95%, 11/21/26	1,875,000	1,928,066
4.25%, 11/14/28	1,235,000	1,350,174
4.40%, 11/06/42	460,000	517,632
4.88%, 11/14/48	1,000,000	1,203,719
4.25%, 11/21/49	1,000,000	1,120,232

AstraZeneca Finance LLC, Company Guaranteed, 1.75%, 05/28/28	500,000	482,830

AstraZeneca PLC, Sr. Unsecured, 0.70%, 04/08/26	100,000	95,110

Becton Dickinson and Co., Sr. Unsecured, 1.96%, 02/11/31	100,000	92,936

Bristol-Myers Squibb Co.,
Sr. Unsecured (3 Month USD LIBOR + 0.38%), 0.54%, 05/16/22Δ	665,000	665,531
2.75%, 02/15/23	1,565,000	1,592,555
3.40%, 07/26/29	1,000,000	1,062,908

Cardinal Health, Inc., Sr. Unsecured
3.20%, 03/15/23	350,000	358,981
4.50%, 11/15/44	650,000	697,140

Cigna Corp., Company Guaranteed
3.75%, 07/15/23	272,000	280,596
4.80%, 07/15/46	1,000,000	1,216,140

Cigna Corp., Sr. Unsecured, 2.38%, 03/15/31	250,000	240,195

CVS Health Corp., Sr. Unsecured
1.30%, 08/21/27	145,000	136,692
1.88%, 02/28/31	2,000,000	1,850,253

Elanco Animal Health, Inc., Sr. Unsecured, 5.90%, 08/28/28	2,000,000	2,193,616

Pfizer, Inc., Sr. Unsecured, 2.63%, 04/01/30	650,000	661,484

Zoetis, Inc., Sr. Unsecured
3.00%, 09/12/27	125,000	128,792
3.95%, 09/12/47	1,005,000	1,121,265

TOTAL PHARMACEUTICALS		$19,152,496

PIPELINES – 2.9%

Enbridge, Inc., Company Guaranteed
(SOFR + 0.40%), 0.45%, 02/17/23Δ	1,000,000	999,730
0.55%, 10/04/23	1,540,000	1,515,057

Energy Transfer LP, Sr. Unsecured
3.60%, 02/01/23	870,000	884,464
3.75%, 05/15/30	715,000	736,830
5.30%, 04/15/47	1,250,000	1,367,355

Enterprise Products Operating LLC, Company Guaranteed
4.20%, 01/31/50	1,120,000	1,186,037
4.95%, 10/15/54	500,000	585,686

Kinder Morgan Energy Partners LP, Company Guaranteed, 5.40%, 09/01/44	1,000,000	1,155,854

Kinder Morgan, Inc., Company Guaranteed 5.20%, 03/01/48	2,040,000	2,366,892

January 31, 2022 (unaudited)

PORTFOLIO OF INVESTMENTS	5

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

3.60%, 02/15/51	$1,315,000	$1,246,898

MPLX LP, Sr. Unsecured, 4.70%, 04/15/48	1,000,000	1,092,944

ONEOK Partners LP, Company Guaranteed, 6.20%, 09/15/43	1,000,000	1,227,090

Plains All American Pipeline LP, Sr. Unsecured, 3.85%, 10/15/23	866,000	892,719

Spectra Energy Partners LP, Company Guaranteed, 3.50%, 03/15/25	670,000	695,615

Williams Cos., Inc. (The), Sr. Unsecured, 3.50%, 10/15/51	1,485,000	1,399,797

TOTAL PIPELINES		$17,352,968

REAL ESTATE INVESTMENT TRUSTS – 2.4%

American Tower Corp., Sr. Unsecured 5.00%, 02/15/24	665,000	706,808
3.13%, 01/15/27	1,000,000	1,024,208
3.10%, 06/15/50	1,500,000	1,338,827

AvalonBay Communities, Inc., Sr. Unsecured, MTN, 3.35%, 05/15/27	1,420,000	1,499,611

Healthcare Realty Trust, Inc., Sr. Unsecured 3.88%, 05/01/25	1,215,000	1,272,849
3.63%, 01/15/28	1,100,000	1,148,288

Healthpeak Properties, Inc., Sr. Unsecured 3.25%, 07/15/26	110,000	114,753
2.88%, 01/15/31	2,350,000	2,365,853

Ventas Realty LP, Company Guaranteed, 4.00%, 03/01/28	250,000	269,021

Welltower, Inc., Sr. Unsecured 3.63%, 03/15/24	250,000	259,583
4.00%, 06/01/25	3,000,000	3,185,394
4.95%, 09/01/48	1,000,000	1,242,457

TOTAL REAL ESTATE INVESTMENT TRUSTS		$14,427,652

RETAIL – 1.0%

Lowe’s Cos., Inc., Sr. Unsecured, 3.65%, 04/05/29	200,000	212,895

Nordstrom, Inc., Sr. Unsecured, 5.00%, 01/15/44#	1,000,000	893,750

Walgreens Boots Alliance, Inc., Sr. Unsecured 0.95%, 11/17/23	4,880,000	4,826,423
3.20%, 04/15/30#	150,000	154,201

TOTAL RETAIL		$6,087,269

SEMICONDUCTORS – 0.3%

Micron Technology, Inc., Sr. Unsecured, 2.70%, 04/15/32	1,500,000	1,436,790

QUALCOMM, Inc., Sr. Unsecured, 3.25%, 05/20/27	150,000	157,711

TOTAL SEMICONDUCTORS		$1,594,501

SOFTWARE – 0.5%

Oracle Corp., Sr. Unsecured, 2.50%, 04/01/25	50,000	50,439

Roper Technologies, Inc., Sr. Unsecured 0.45%, 08/15/22	1,500,000	1,498,080
3.13%, 11/15/22	125,000	126,451

Description	Par Value	Value

2.00%, 06/30/30	$1,345,000	$1,253,695

TOTAL SOFTWARE		$2,928,665

TELECOMMUNICATIONS – 1.7%

AT&T, Inc., Sr. Unsecured 0.90%, 03/25/24	2,125,000	2,086,887
4.50%, 05/15/35	845,000	938,171
3.30%, 02/01/52	2,000,000	1,837,174
3.55%, 09/15/55	1,423,000	1,344,220

Verizon Communications, Inc., Sr. Unsecured 2.10%, 03/22/28	50,000	48,777
1.75%, 01/20/31	2,310,000	2,108,530
2.36%, 03/15/32Ω	305,000	289,175
3.40%, 03/22/41	1,515,000	1,504,693

TOTAL TELECOMMUNICATIONS		$10,157,627

TRANSPORTATION – 1.5%

FedEx Corp., Company Guaranteed, 2.40%, 05/15/31	2,500,000	2,414,325

Ryder System, Inc., Sr. Unsecured, MTN 2.50%, 09/01/22	1,245,000	1,255,783
3.65%, 03/18/24	1,670,000	1,735,885

Union Pacific Corp., Sr. Unsecured 3.15%, 03/01/24	2,565,000	2,650,467
4.30%, 03/01/49	675,000	788,389

TOTAL TRANSPORTATION		$8,844,849

TRUCKING & LEASING – 0.8%

GATX Corp., Sr. Unsecured 3.25%, 09/15/26	1,570,000	1,626,392
3.85%, 03/30/27	1,500,000	1,591,397
4.00%, 06/30/30	1,000,000	1,076,004
5.20%, 03/15/44	640,000	762,154

TOTAL TRUCKING & LEASING		$5,055,947

TOTAL CORPORATE BONDS (COST $286,708,176)		$293,946,756

GOVERNMENT AGENCIES – 3.1%

FEDERAL HOME LOAN BANK (FHLB) – 1.3%

3.25%, 11/16/28#	6,960,000	7,620,894

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 1.5%

0.38%, 07/21/25#	9,250,000	8,903,449

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.3%

0.25%, 05/22/23	200,000	198,184

6.25%, 05/15/29#	750,000	976,842

7.25%, 05/15/30	400,000	565,688

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$1,740,714

TOTAL GOVERNMENT AGENCIES (COST $18,474,532)		$18,265,057

MORTGAGE-BACKED SECURITIES – 21.8%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 5.9%

Pool G12709, 5.00%, 07/01/22	909	915

Pool C00478, 8.50%, 09/01/26	4,858	5,397

Pool E09010, 2.50%, 09/01/27	283,557	290,097

Pool G18497, 3.00%, 01/01/29	39,733	41,222

January 31, 2022 (unaudited)

6	PORTFOLIO OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

Pool C01272, 6.00%, 12/01/31	$9,414	$10,861

Pool A13990, 4.50%, 10/01/33	8,737	9,476

Pool G01625, 5.00%, 11/01/33	26,557	29,832

Pool A18401, 6.00%, 02/01/34	18,975	21,415

Pool QN1900, 3.00%, 04/01/35	1,079,455	1,124,456

Pool G08097, 6.50%, 11/01/35	16,408	19,080

Pool G02296, 5.00%, 06/01/36	68,446	77,142

Pool G02390, 6.00%, 09/01/36	6,440	7,678

Pool G05317, 5.00%, 04/01/37	283,103	319,274

Pool G08193, 6.00%, 04/01/37	12,452	14,763

Pool G03703, 5.50%, 12/01/37	7,465	8,418

Pool G04776, 5.50%, 07/01/38	24,005	27,129

Pool G05500, 5.00%, 05/01/39	244,045	275,005

Pool A93415, 4.00%, 08/01/40	309,973	336,154

Pool A93505, 4.50%, 08/01/40	400,741	439,073

Pool A93996, 4.50%, 09/01/40	309,959	339,523

Pool G06222, 4.00%, 01/01/41	463,784	502,850

Pool A97047, 4.50%, 02/01/41	305,789	335,210

Pool G06956, 4.50%, 08/01/41	299,519	328,190

Pool C03750, 3.50%, 02/01/42	131,963	140,075

Pool C03849, 3.50%, 04/01/42	66,236	70,299

Pool Q08305, 3.50%, 05/01/42	509,882	539,892

Pool C04305, 3.00%, 11/01/42	1,387,263	1,443,369

Pool C09020, 3.50%, 11/01/42	1,033,706	1,096,521

Pool G07266, 4.00%, 12/01/42	885,959	959,656

Pool C04444, 3.00%, 01/01/43	44,924	46,460

Pool C09029, 3.00%, 03/01/43	185,385	191,713

Pool G08534, 3.00%, 06/01/43	229,436	237,268

Pool Q19476, 3.50%, 06/01/43	384,575	406,472

Pool C09044, 3.50%, 07/01/43	453,180	478,902

Pool G07889, 3.50%, 08/01/43	443,824	470,940

Pool G07624, 4.00%, 12/01/43	434,844	473,339

Pool G60038, 3.50%, 01/01/44	2,155,220	2,287,102

Pool G07680, 4.00%, 04/01/44	707,643	762,213

Pool G07943, 4.50%, 08/01/44	43,326	47,162

Pool G08607, 4.50%, 09/01/44	267,519	292,148

Pool Q33547, 3.50%, 05/01/45	354,484	376,176

Pool Q36970, 4.00%, 10/01/45	174,146	186,865

Pool G60384, 4.50%, 12/01/45	26,989	29,467

Pool Q39644, 3.50%, 03/01/46	1,073,659	1,124,075

Pool Q39438, 4.00%, 03/01/46	1,102,451	1,178,797

Pool G08705, 3.00%, 05/01/46	95,794	98,491

Pool G08708, 4.50%, 05/01/46	196,954	213,025

Pool ZS4671, 3.00%, 08/01/46	619,080	636,316

Pool Q44452, 3.00%, 11/01/46	885,373	910,309

Pool ZS4693, 3.00%, 12/01/46	1,693,495	1,740,679

Pool SD8037, 2.50%, 01/01/50	3,281,197	3,280,944

Pool RA2341, 2.50%, 04/01/50	2,974,171	2,976,527

Pool SD8104, 1.50%, 11/01/50	2,688,898	2,550,421

Pool RA4349, 2.50%, 01/01/51	1,487,191	1,486,169

Pool SD8141, 2.50%, 04/01/51	1,313,932	1,315,058

Pool SD8190, 3.00%, 01/01/52	2,493,577	2,556,096

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$35,166,106

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 15.9%

Pool 975207, 5.00%, 03/01/23	4,571	4,666

Pool AE2520, 3.00%, 01/01/26	236,334	244,805

Description	Par Value	Value

Pool 329794, 7.00%, 02/01/26	$2,233	$2,359

Pool 256639, 5.00%, 02/01/27	15,041	16,017

Pool 256752, 6.00%, 06/01/27	18,019	20,459

Pool 257007, 6.00%, 12/01/27	16,181	18,351

Pool 402255, 6.50%, 12/01/27	568	608

Pool AB8997, 2.50%, 04/01/28	75,207	77,397

Pool AS4480, 2.50%, 02/01/30	395,219	403,922

Pool AS7462, 2.50%, 06/01/31	178,097	182,221

Pool 254007, 6.50%, 10/01/31	5,539	6,377

Pool 254240, 7.00%, 03/01/32	16,980	18,784

Pool 638023, 6.50%, 04/01/32	39,753	43,430

Pool 642345, 6.50%, 05/01/32	22,109	24,154

Pool 651292, 6.50%, 07/01/32	50,366	55,028

Pool 686398, 6.00%, 03/01/33	90,266	103,753

Pool BP6496, 2.00%, 07/01/35	994,702	1,000,254

Pool MA4095, 2.00%, 08/01/35	1,216,053	1,222,814

Pool 745412, 5.50%, 12/01/35	20,131	22,947

Pool 888789, 5.00%, 07/01/36	104,236	118,514

Pool 256515, 6.50%, 12/01/36	6,822	7,695

Pool AE0217, 4.50%, 08/01/40	49,264	53,752

Pool AB1796, 3.50%, 11/01/40	288,323	305,609

Pool AH5583, 4.50%, 02/01/41	135,289	148,209

Pool 890551, 4.50%, 08/01/41	31,949	34,904

Pool AL0658, 4.50%, 08/01/41	185,661	203,493

Pool AL1319, 4.50%, 10/01/41	231,336	251,414

Pool AL6302, 4.50%, 10/01/41	330,292	361,988

Pool AX5302, 4.00%, 01/01/42	548,819	594,916

Pool AK4523, 4.00%, 03/01/42	624,035	675,625

Pool AL2034, 4.50%, 04/01/42	82,240	90,204

Pool AB7936, 3.00%, 02/01/43	808,995	852,790

Pool AL3761, 4.50%, 02/01/43	91,927	100,536

Pool MA1458, 3.00%, 06/01/43	186,508	192,866

Pool AT7899, 3.50%, 07/01/43	1,252,116	1,322,068

Pool AS0302, 3.00%, 08/01/43	1,964,479	2,031,453

Pool AU4279, 3.00%, 09/01/43	403,414	417,172

Pool AL5537, 4.50%, 04/01/44	149,070	164,715

Pool AS3155, 4.00%, 08/01/44	21,903	23,609

Pool AX0833, 3.50%, 09/01/44	355,248	375,961

Pool AL6325, 3.00%, 10/01/44	1,285,820	1,332,652

Pool AS5136, 4.00%, 06/01/45	126,919	136,067

Pool AZ7362, 4.00%, 11/01/45	375,989	403,471

Pool AZ9565, 3.50%, 12/01/45	539,773	566,488

Pool BC0326, 3.50%, 12/01/45	425,441	446,465

Pool BC0245, 3.00%, 02/01/46	258,858	266,139

Pool BC0830, 3.00%, 04/01/46	385,022	395,879

Pool AS7568, 4.50%, 07/01/46	61,259	65,447

Pool BC4764, 3.00%, 10/01/46	523,863	538,642

Pool MA2771, 3.00%, 10/01/46	157,813	162,255

Pool AS8276, 3.00%, 11/01/46	528,051	542,926

Pool BC9003, 3.00%, 11/01/46	547,175	562,606

Pool BE1899, 3.00%, 11/01/46	2,137,215	2,197,820

Pool BE3767, 3.50%, 07/01/47	504,338	526,680

Pool BH2618, 3.50%, 08/01/47	143,467	149,806

Pool MA3088, 4.00%, 08/01/47	463,586	494,086

Pool BH4010, 4.50%, 09/01/47	513,034	553,166

Pool BH9215, 3.50%, 01/01/48	705,406	736,606

Pool BJ0650, 3.50%, 03/01/48	2,930,452	3,056,529

January 31, 2022 (unaudited)

PORTFOLIO OF INVESTMENTS	7

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

Pool BJ0639, 4.00%, 03/01/48	$188,242	$199,471

Pool BJ9169, 4.00%, 05/01/48	851,096	901,867

Pool BK4764, 4.00%, 08/01/48	783,770	830,525

Pool BN1628, 4.50%, 11/01/48	438,215	469,214

Pool BM5334, 3.50%, 01/01/49	681,396	722,712

Pool MA3871, 3.00%, 12/01/49	1,794,039	1,836,598

Pool CA5306, 3.00%, 03/01/50	1,597,244	1,632,953

Pool CA5353, 3.50%, 03/01/50	1,368,609	1,429,777

Pool MA4100, 2.00%, 08/01/50	1,488,181	1,452,022

Pool FM3989, 2.50%, 08/01/50	1,001,482	1,002,778

Pool CA6983, 2.00%, 09/01/50	2,648,572	2,583,950

Pool CA7106, 2.00%, 09/01/50	1,658,692	1,618,253

Pool MA4119, 2.00%, 09/01/50	1,114,088	1,087,001

Pool BQ2999, 2.50%, 10/01/50	2,366,429	2,369,314

Pool CA7383, 3.00%, 10/01/50	1,911,850	1,954,780

Pool CA7734, 2.50%, 11/01/50	1,618,823	1,620,109

Pool FM5297, 3.00%, 11/01/50	2,232,505	2,300,578

Pool MA4208, 2.00%, 12/01/50	1,146,114	1,118,216

Pool CA8021, 2.50%, 12/01/50	4,640,816	4,646,833

Pool FM5166, 3.00%, 12/01/50	1,184,907	1,213,433

Pool BQ4495, 2.00%, 02/01/51	6,098,713	5,949,615

Pool CA8929, 2.00%, 02/01/51	2,967,261	2,894,696

Pool FM6426, 2.00%, 03/01/51	2,761,885	2,699,614

Pool BR7857, 2.50%, 05/01/51	4,011,513	4,014,962

Pool FM7188, 2.50%, 05/01/51	3,247,993	3,277,710

Pool CB0727, 2.50%, 06/01/51	7,059,528	7,065,591

Pool FM8440, 2.50%, 08/01/51	1,614,604	1,615,985

Pool FM9949, 2.00%, 12/01/51	1,037,803	1,012,860

Pool FM9871, 2.50%, 12/01/51	6,991,891	6,989,375

Pool TBA, 2.00%, 02/01/52	4,000,000	3,899,375

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$95,339,736

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.0%**

Pool 354677, 7.50%, 10/15/23	1,831	1,791

Pool 354713, 7.50%, 12/15/23	1,002	1,030

Pool 354765, 7.00%, 02/15/24	5,782	6,207

Pool 354827, 7.00%, 05/15/24	2,904	3,119

Pool 385623, 7.00%, 05/15/24	5,785	6,089

Pool 360869, 7.50%, 05/15/24	6,048	6,287

Pool 2077, 7.00%, 09/20/25	1,911	2,021

Pool 780825, 6.50%, 07/15/28	25,097	28,015

Pool 2616, 7.00%, 07/20/28	14,989	17,063

Pool 2701, 6.50%, 01/20/29	31,179	35,273

Pool 426727, 7.00%, 02/15/29	3,604	3,978

Pool 503405, 6.50%, 04/15/29	9,160	9,328

Pool 781231, 7.00%, 12/15/30	14,613	16,477

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$136,678

TOTAL MORTGAGE-BACKED SECURITIES (COST $132,970,427)		$130,642,520

Description	Par Value	Value

MUNICIPAL BOND – 0.5%

GENERAL – 0.5%

New Jersey Transportation Trust Fund Authority, Current Refunding Revenue Bonds, (Series B), 4.13%, 06/15/42	$2,500,000	$2,753,530

TOTAL MUNICIPAL BOND (COST $2,500,000)		$2,753,530

U.S. TREASURY OBLIGATIONS – 23.4%

U.S. TREASURY BONDS – 7.0%

6.38%, 08/15/27#	450,000	561,968

5.25%, 02/15/29	500,000	615,952

6.25%, 05/15/30	500,000	673,943

5.38%, 02/15/31	600,000	782,273

3.00%, 05/15/42	500,000	569,505

3.63%, 08/15/43	881,000	1,099,774

3.75%, 11/15/43	365,000	464,486

3.63%, 02/15/44	2,106,000	2,637,900

3.13%, 08/15/44	6,637,000	7,744,791

3.00%, 11/15/44	2,000,000	2,290,065

2.50%, 02/15/45	2,135,000	2,252,408

3.00%, 05/15/45	2,000,000	2,296,353

2.88%, 08/15/45	300,000	338,265

3.00%, 11/15/45	765,000	882,196

2.50%, 02/15/46	280,000	296,633

3.00%, 02/15/47	1,098,000	1,274,890

3.00%, 05/15/47	1,695,000	1,973,111

2.75%, 11/15/47	2,235,000	2,496,582

1.25%, 05/15/50	3,300,000	2,684,138

1.38%, 08/15/50	3,000,000	2,517,980

1.63%, 11/15/50	2,500,000	2,231,973

2.00%, 08/15/51	5,600,000	5,463,562

TOTAL U.S. TREASURY BONDS		$42,148,748

U.S. TREASURY NOTES – 16.4%

1.75%, 05/15/22	380,000	381,549

2.13%, 06/30/22	865,000	871,100

1.88%, 07/31/22	125,000	125,846

1.63%, 08/15/22#	6,000,000	6,035,949

1.75%, 08/15/22	150,000	150,829

1.63%, 11/15/22	1,928,000	1,942,009

2.00%, 02/15/23	200,000	202,391

2.50%, 03/31/23	7,150,000	7,283,571

1.75%, 05/15/23	2,000,000	2,020,818

1.63%, 05/31/23	9,400,000	9,484,652

2.75%, 05/31/23	200,000	204,770

0.25%, 06/15/23	250,000	247,603

2.50%, 08/15/23	450,000	460,107

1.63%, 10/31/23	290,000	292,575

2.00%, 04/30/24	10,195,000	10,368,461

1.75%, 07/31/24#	1,900,000	1,922,262

2.38%, 08/15/24	6,100,000	6,264,902

2.00%, 02/15/25	4,655,000	4,737,887

0.38%, 04/30/25	250,000	241,719

2.13%, 05/15/25	2,800,000	2,862,141

2.00%, 08/15/25	945,000	961,554

2.25%, 11/15/25	730,000	749,755

January 31, 2022 (unaudited)

8	PORTFOLIO OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

1.63%, 02/15/26	$8,000,000	$8,026,173

1.63%, 05/15/26	5,470,000	5,482,814

2.00%, 11/15/26	4,180,000	4,258,449

2.25%, 02/15/27	30,000	30,924

1.38%, 02/28/27#	250,000	244,068

0.50%, 06/30/27	450,000	423,365

2.25%, 11/15/27	300,000	309,297

2.75%, 02/15/28	6,750,000	7,154,942

1.25%, 06/30/28	500,000	485,309

3.13%, 11/15/28	350,000	381,066

2.38%, 05/15/29	2,900,000	3,025,115

1.63%, 08/15/29	5,000,000	4,962,595

1.50%, 02/15/30	5,000,000	4,908,737

0.63%, 05/15/30	550,000	502,319

TOTAL U.S. TREASURY NOTES		$98,007,623

TOTAL U.S. TREASURY OBLIGATIONS (COST $135,618,304)		$140,156,371

	Number of Shares

INVESTMENT COMPANY – 0.9%

EXCHANGE-TRADED FUND – 0.9%

iShares iBoxx High Yield Corporate Bond ETF#	68,340	5,788,398

TOTAL INVESTMENT COMPANY (COST $6,002,419)		$5,788,398

MONEY MARKET FUND – 1.0%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%^	5,813,879	5,813,879

TOTAL MONEY MARKET FUND (COST $5,813,879)		$5,813,879

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 4.5%

MONEY MARKET FUNDS – 2.4%

Blackrock Liquidity Fed Fund, Institutional Shares, 0.03%^	1,960,000	1,960,000

Federated Hermes Government Obligations Fund, Premier Shares, 0.03%^	1,510,000	1,510,000

Fidelity Investments Money Market Fund, Government Portfolio, Institutional Class, 0.01%^	1,470,000	1,470,000

Goldman Sachs Financial Square Government Fund, Institutional Shares, 0.03%^	2,165,000	2,165,000

Description	Number of Shares	Value

Invesco Government & Agency Portfolio, Institutional Class, 0.03%^	2,630,000	$2,630,000

JPMorgan U.S. Government Money Market Fund, Capital Class, 0.03%^	2,655,000	2,655,000

Morgan Stanley Liquidity Fund, Government Portfolio, Institutional Class, 0.03%^	2,060,000	2,060,000

TOTAL MONEY MARKET FUNDS (COST $14,450,000)		$14,450,000

	Par Value

REPURCHASE AGREEMENTS – 2.1%

Bank of America Securities, Inc., 0.04%, dated 1/31/22, due 2/01/22, repurchase price $5,101,403, collateralized by U.S. Government Agency Securities, 1.50% to 4.50%, maturing 11/01/36 to 2/01/52; total market value of $5,203,425.	$5,101,397	5,101,397

Bank of Montreal, 0.05%, dated 1/31/22, due 2/01/22, repurchase price $2,196,590, collateralized by U.S. Government Agency Securities, 1.50% to 4.50%, maturing 7/01/27 to 2/01/52; total market value of $2,240,519.	2,196,587	2,196,587

RBC Dominion Securities, Inc., 0.05%, dated 1/31/22, due 2/01/22, repurchase price $5,101,404, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.00%, maturing 8/01/24 to 11/20/51; total market value of $5,203,425.	5,101,397	5,101,397

TOTAL REPURCHASE AGREEMENTS (COST $12,399,381)		$12,399,381

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $26,849,381)		$26,849,381

TOTAL INVESTMENTS – 104.5% (COST $615,609,940)		$624,826,844

COLLATERAL FOR SECURITIES ON LOAN – (4.5%)		(26,849,381)

OTHER ASSETS LESS LIABILITIES – 0.0%**		707

TOTAL NET ASSETS – 100.0%		$597,978,170

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

January 31, 2022 (unaudited)

PORTFOLIO OF INVESTMENTS	9

Wilmington Broad Market Bond Fund (concluded)

The following is a summary of the inputs used as of January 31, 2022 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Adjustable Rate Mortgage	$—	$7,668	$—	$7,668

Collateralized Mortgage Obligations	—	603,284	—	603,284

Corporate Bonds	—	293,946,756	—	293,946,756

Government Agencies	—	18,265,057	—	18,265,057

Mortgage-Backed Securities	—	130,642,520	—	130,642,520

Municipal Bond	—	2,753,530	—	2,753,530

U.S. Treasury Obligations	—	140,156,371	—	140,156,371

Investment Company	5,788,398	—	—	5,788,398

Money Market Funds	20,263,879	—	—	20,263,879

Repurchase Agreements	—	12,399,381	—	12,399,381

Total	$26,052,277	$598,774,567	$—	$624,826,844

The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Additional information on the Fund’s valuation policy is included in the most recent shareholder report.

**	Represents less than 0.05%.

Δ

Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floor and caps. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

Ω

Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At January 31, 2022, these liquid restricted securities amounted to $8,555,897, representing 1.43% of total net assets.

ÿ	Step coupon security. The rate disclosed is the rate in effect on the report date.

#	Security, or a portion thereof, is on loan.

^	7-Day net yield.

The following acronyms are used throughout this Fund:

BKNT	Bank Notes

CMT	Constant Maturity Treasury

ETF	Exchange-Traded Fund

GMTN	Global Medium Term Note

LIBOR	London Interbank Offered Rate

LLC	Limited Liability Corporation

LP	Limited Partnership

MTN	Medium Term Note

NA	National Association

PLC	Public Limited Company

SOFR	Secured Overnight Financing Rate

TBA	To Be Announced Security

USD	United States Dollar

UST	United States Treasury

For additional information about significant accounting policies, refer to Fund’s most recent semi-annual or annual report.

January 31, 2022 (unaudited)